Related party disclosure - Summary of Detailed Information About Related Parties Explanatory (Detail)	12 Months Ended
Mar. 31, 2023
Heramba Renewables Limited
Disclosure Of Detailed Information About Related Parties [Line Items]
Name Of Joint Venture	Heramba Renewables Limited
Aalok Solarfarms Limited
Disclosure Of Detailed Information About Related Parties [Line Items]
Name Of Joint Venture	Aalok Solarfarms Limited
Shreyas Solarfarms Limited
Disclosure Of Detailed Information About Related Parties [Line Items]
Name Of Joint Venture	Shreyas Solarfarms Limited
Abha Solarfarms Limited
Disclosure Of Detailed Information About Related Parties [Line Items]
Name Of Joint Venture	Abha Solarfarms Limited
Joint Control Or Significant Influence | GS Wyvern Holdings Limited
Disclosure Of Detailed Information About Related Parties [Line Items]
Name of entity with significant influence on the company	GS Wyvern Holdings Limited
Entities Owned Or Significantly Influenced By Key Management Personnel | Wisemore Advisory Private Limited
Disclosure Of Detailed Information About Related Parties [Line Items]
Name Of Entities Owned Or Significantly Influenced By Key Management Personnel Or Their Relatives	Wisemore Advisory Private Limited
Entities Owned Or Significantly Influenced By Key Management Personnel | ReNew Foundation
Disclosure Of Detailed Information About Related Parties [Line Items]
Name Of Entities Owned Or Significantly Influenced By Key Management Personnel Or Their Relatives	ReNew Foundation
Joint Control | 3E NV
Disclosure Of Detailed Information About Related Parties [Line Items]
Name Of Joint Venture	3E NV
Joint Control | 3E Renewable Energy Software and Services Private Limited
Disclosure Of Detailed Information About Related Parties [Line Items]
Name Of Joint Venture	3E Renewable Energy Software and Services Private Limited